Loans and borrowings (Details 3)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Foreign currency one [Member] | USD [Member]
Disclosure of Interest Rate Profile of Long Term Borrowings [Line Items]
Borrowings, interest rate basis	1 Month LIBOR + 45 to 82.7 bps	1 Month LIBOR + 82.7 bps
Foreign Currency Two [Member] | EUR [Member]
Disclosure of Interest Rate Profile of Long Term Borrowings [Line Items]
Borrowings, interest rate basis	0.81	-